Related-party transactions	3 Months Ended
Apr. 30, 2018
Disclosure of transactions between related parties [abstract]
Related-party transactions
Related-party transactions

The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended April 30, 2018	Three months ended April 30, 2017
	£000s	£000s
Aggregate emoluments	152	176
Pension contributions	5	5
	157	181

The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended April 30, 2018	Three months ended April 30, 2017
	£000s	£000s
Aggregate emoluments	311	276
Pension contributions	13	10
	324	286

There were no other related party transactions during the three months ended April 30, 2018 (three months ended April 30, 2017: £nil).